YieldMax NVDA Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 8.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 8.9%
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $210.00	$469,755,000	23,400	$2,808,000
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $207.50	596,227,500	29,700	5,271,750
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $205.00	301,125,000	15,000	3,832,500
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $195.00	1,367,107,500	68,100	109,300,500
			121,212,750

TOTAL PURCHASED OPTIONS (Cost $110,117,308)			121,212,750

SHORT-TERM INVESTMENTS - 96.0%
Money Market Funds - 2.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		28,594,202	28,594,202

U.S. Treasury Bills - 93.9%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$233,956,000	233,885,912
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		256,884,000	256,085,448
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		302,468,000	300,215,518
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		243,361,000	240,084,295
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		249,246,000	244,071,760
			1,274,342,933

TOTAL SHORT-TERM INVESTMENTS (Cost $1,302,804,472)			1,302,937,135

TOTAL INVESTMENTS - 104.9% (Cost $1,412,921,780)			$1,424,149,885
Liabilities in Excess of Other Assets - (4.9)%			(66,430,343)
TOTAL NET ASSETS - 100.0%			$1,357,719,542

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $493,265,374.

YieldMax NVDA Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (7.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.3)%
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $202.50	$(469,755,000)	(23,400)	$(8,365,500)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $200.00	(596,227,500)	(29,700)	(14,330,250)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $197.50	(301,125,000)	(15,000)	(9,450,000)
			(32,145,750)

Put Options - (4.7)%
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $195.01	(1,367,107,500)	(68,100)	(63,493,716)

TOTAL WRITTEN OPTIONS (Premiums received $116,806,966)			$(95,639,466)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.